Shareholder Report, Holdings (Details)	May 31, 2026
C000005499 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005499 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005499 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005499 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005499 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005499 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005499 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005499 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005499 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005499 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005499 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000005499 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000005499 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005499 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005499 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005500 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005500 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005500 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005500 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005500 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005500 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005500 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005500 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005500 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005500 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005500 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000005500 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000005500 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005500 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005500 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005501 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005501 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005501 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005501 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005501 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005501 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005501 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005501 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005501 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005501 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005501 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000005501 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000005501 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005501 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005501 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244824 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244824 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244824 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244824 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244824 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244824 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244824 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244824 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244824 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244824 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244824 | Sector0BNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000244824 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000244824 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244824 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244824 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%